TAXATION - Reconciliation of the differences between the statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Income (loss) before income tax	¥ 132,772	$ 19,250	¥ (37,196)	¥ (37,010)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax computed at the PRC statutory tax rate of 25%	33,193	4,813	(9,299)	(9,253)
Effect of differing tax rates in different jurisdictions	4,459	646	5,232	1,596
Effect of tax rate changes on deferred taxes				50,950
Research and development superdeduction	(36,078)	(5,231)	(31,855)	(12,707)
Sharedbased compensation expenses	3,261	473	3,223	19,913
Nondeductible expenses	2,310	335	1,656	3,678
Effect of PRC preferential tax rates and tax holiday	(15,934)	(2,310)	(43,974)	(22,458)
Change in valuation allowance	30,309	4,394	75,192	(31,269)
Others	1,433	208	(320)	16
Total income tax expenses (benefits)	¥ 22,953	$ 3,328	¥ (145)	¥ 466